Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Description of Business
Inspire Medical Systems, Inc. is a medical technology company focused on the development and commercialization of innovative and minimally invasive solutions for patients with obstructive sleep apnea ("OSA"). Our proprietary Inspire system is the first and only FDA-approved neurostimulation technology that provides a safe and effective treatment for moderate to severe obstructive sleep apnea. We have developed a novel, closed-loop solution that continuously monitors a patient's breathing and delivers mild hypoglossal nerve stimulation to maintain an open airway. Inspire therapy received premarket approval ("PMA") from the U.S. Food and Drug Administration ("FDA") in April 2014 and has been commercially available in certain European markets since November 2011. In June 2018, Japan's Ministry of Health, Labour and Welfare approved Inspire therapy to treat moderate to severe OSA, and we will now seek reimbursement coverage in Japan.

1. Organization

Description of Business

Inspire Medical Systems, Inc. (the Company) is a medical technology company focused on the development and commercialization of innovative and minimally invasive solutions for patients with obstructive sleep apnea. The Company's proprietary Inspire system is the first and only FDA-approved neurostimulation technology that provides a safe and effective treatment for moderate to severe obstructive sleep apnea. The Company has developed a novel, closed-loop solution that continuously monitors a patient’s breathing and delivers mild hypoglossal nerve stimulation to maintain an open airway. Inspire therapy received premarket approval, or PMA, from the U.S. Food and Drug Administration, or FDA, in April 2014 and has been commercially available in certain European markets since November 2011.